Shareholders' equity - Summary of Potentially Diluted Shares (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	1,741,389	1,049,442
DSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	172,086	66,391
PSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	499,800	130,000
RSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	607,157	130,000
Stock options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	462,346	723,051